SEGMENTAL INFORMATION (Details) - Schedule of revenues by geographic area - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
PERU
SEGMENTAL INFORMATION (Details) - Schedule of revenues by geographic area [Line Items]
Income from ordinary activities	$ 801,965	$ 705,133	$ 626,316
ARGENTINA
SEGMENTAL INFORMATION (Details) - Schedule of revenues by geographic area [Line Items]
Income from ordinary activities	584,959	989,883	1,113,467
UNITED STATES
SEGMENTAL INFORMATION (Details) - Schedule of revenues by geographic area [Line Items]
Income from ordinary activities	1,004,238	985,919	900,413
Other operating income	360,864	472,758	549,889
Europe
SEGMENTAL INFORMATION (Details) - Schedule of revenues by geographic area [Line Items]
Income from ordinary activities	726,165	782,197	676,282
COLOMBIA
SEGMENTAL INFORMATION (Details) - Schedule of revenues by geographic area [Line Items]
Income from ordinary activities	380,449	372,794	359,276
BRAZIL
SEGMENTAL INFORMATION (Details) - Schedule of revenues by geographic area [Line Items]
Income from ordinary activities	3,949,797	3,433,877	3,436,402
ECUADOR
SEGMENTAL INFORMATION (Details) - Schedule of revenues by geographic area [Line Items]
Income from ordinary activities	203,334	203,842	190,268
CHILE
SEGMENTAL INFORMATION (Details) - Schedule of revenues by geographic area [Line Items]
Income from ordinary activities	1,546,960	1,591,313	1,527,158
Asia Pacific and rest of Latin America
SEGMENTAL INFORMATION (Details) - Schedule of revenues by geographic area [Line Items]
Income from ordinary activities	$ 872,196	$ 830,498	$ 784,325